Details of Significant Accounts - Income tax, schedule of income tax expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Current income tax:
Current tax expense recognized for the current period	$ 608	$ 574
Prior year income tax underestimation	256	6
Total current tax	864	580
Deferred income tax:
Origination and reversal of temporary differences	(222)	(894)
Total deferred income tax	(222)	(894)
Income tax expense (benefit)	$ 642	$ (314)